Shareholder Report, Holdings (Details)_16	Jun. 30, 2024
Class II | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class II | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class II | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class II | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class II | Novartis AG Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class II | Capgemini SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class II | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class II | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Class II | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class II | United States [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class II | France [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Class II | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class II | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class II | Italy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class II | Denmark [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class II | China [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Hitachi Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Service Class I | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class I | Novartis AG Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class I | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class I | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class I | Capgemini SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Service Class I | Japan [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Service Class I | United Kingdom [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Service Class I | Germany [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Service Class I | United States [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Service Class I | France [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Service Class I | Switzerland [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Service Class I | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class I | Italy [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Service Class I | Denmark [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Service Class I | China [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%